General (Details) - carrier	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Number of carriers in operation	6
Number of carriers under construction	7
Delivery, 2018
Property, Plant and Equipment [Line Items]
Number of carriers in operation	4
Delivery, 2019
Property, Plant and Equipment [Line Items]
Number of carriers in operation		2
Delivery, Q3 2020
Property, Plant and Equipment [Line Items]
Number of carriers under construction	3
Delivery, Between Q4 2020 and Q2 2021
Property, Plant and Equipment [Line Items]
Number of carriers under construction	4